Commitments	12 Months Ended
Dec. 31, 2014
Commitments [Abstract]
Commitments

16. Commitments

Operating Lease Agreements

On May 23, 2011, the Company executed a non-cancelable operating lease for corporate office space which began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the years ended December 31, 2014 and 2013 was $253,982.

During 2012, the Company entered into three separate two-year lease agreements with HP for equipment and certain other assets. During 2013, the Company entered into two additional two-year lease agreements with HP for equipment and certain financed items. Monthly rent expense was $23,248 until September 2014. Rent expense under the HP lease agreements for the years ended December 31, 2014 and 2013 totaled $247,505 and $217,726, respectively.

During 2013, the Company entered into a two-year service agreement with Equinix Operating Co., Inc. (“Equinix”) whereby Equinix agreed to provide certain products and services to the Company from January 2013 to January 2015.  Pursuant to the service agreement, the Company agreed to pay monthly recurring fees in the amount of $8,450 and certain nonrecurring fees in the amount of $9,700.  The agreement automatically renews for additional twelve month terms unless earlier terminated by either party.  Hosting expense under this lease totaled $177,110 for the year ended December 31, 2014.

At December 31, 2014, future minimum payments under non-cancelable operating leases were as follows:

Year	Amount
2015	74,373
2016	-
2017	-
2018 and thereafter	-
Total	$74,373

Capital Lease Agreements

In October 2014, two HP lease agreements were canceled due to price negotiations and we entered into two new three-year lease agreements with HP for equipment and certain financed items. In December 2014, we cancelled our remaining operating lease agreements and entered into two additional three-year capital lease agreements with HP. The Company recognized these leases on its Consolidated Balance Sheet under capitalized lease obligations. Amortization for equipment under capital leases was $7,779 and $0 for the years ended December 31, 2014 and 2013, respectively.

At December 31, 2014, future minimum payments under non-cancelable capital leases were as follows:

Year	Amount
2015	90,936
2016	90,936
2017	81,228
2018 and thereafter	-
Total	$263,100